Subsidiary guarantee information (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and Cash Equivalents, at Carrying Value	SFr 92,328	SFr 79,349	SFr 68,692	SFr 61,763
Interest-bearing deposits with banks	867	1,244
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	123,049	163,208
Securities received as collateral	28,511	26,854
Trading assets	190,737	241,131
Investment securities	3,090	2,791
Net loans	272,995	272,551
Premises and equipment	4,644	4,641
Goodwill	4,808	8,644
Other intangible assets	196	249
Brokerage receivables	34,542	41,629
Other assets	58,017	70,558
Total assets	820,805	921,462
Other investments	7,021	8,613
Liabilities and equity
Due to banks	21,054	26,009
Customer deposits	342,705	369,058
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	46,598	70,119
Obligation to return securities received as collateral	28,511	26,854
Trading liabilities	48,971	72,655
Short-term borrowings	8,657	25,921
Long-term debt	197,608	177,898
Brokerage payables	39,452	56,977
Other liabilities	42,231	50,970
Total liabilities	775,787	876,461
Total shareholders' equity	44,382	43,959
Noncontrolling interests	636	1,042
Total equity	45,018	45,001	47,166	42,284
Total liabilities and equity	820,805	921,462
Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value	5,496	4,617	4,966	5,007
Interest-bearing deposits with banks	70	69
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	105,469	153,308
Securities received as collateral	27,274	26,754
Trading assets	59,297	75,038
Investment securities	1,009	3
Net loans	13,000	17,823
Premises and equipment	899	892
Goodwill	731	731
Other intangible assets	152	115
Brokerage receivables	17,630	25,009
Other assets	24,382	24,998
Total assets	258,102	332,874
Other investments	2,693	3,517
Liabilities and equity
Due to banks	62	97
Customer deposits	1	1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	77,028	113,361
Obligation to return securities received as collateral	27,274	26,754
Trading liabilities	11,062	13,133
Short-term borrowings	43,518	35,636
Long-term debt	39,127	68,762
Brokerage payables	28,399	44,025
Other liabilities	13,209	11,837
Total liabilities	239,680	313,606
Total shareholders' equity	17,684	18,111
Noncontrolling interests	738	1,157
Total equity	18,422	19,268
Total liabilities and equity	258,102	332,874
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	85,025	73,383	63,115	56,369
Interest-bearing deposits with banks	4,883	4,035
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	17,967	9,900
Securities received as collateral	1,237	100
Trading assets	131,799	166,275
Investment securities	1,689	2,376
Net loans	241,915	238,105
Premises and equipment	3,540	3,549
Goodwill	3,198	7,035
Other intangible assets	44	134
Brokerage receivables	16,910	16,620
Other assets	33,528	45,513
Total assets	545,829	571,975
Other investments	4,094	4,950
Liabilities and equity
Due to banks	21,398	26,409
Customer deposits	331,699	357,568
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(30,430)	(43,242)
Obligation to return securities received as collateral	1,237	100
Trading liabilities	37,992	59,534
Short-term borrowings	(34,861)	(9,715)
Long-term debt	152,967	104,185
Brokerage payables	11,053	12,952
Other liabilities	28,506	38,811
Total liabilities	519,561	546,602
Total shareholders' equity	25,722	24,784
Noncontrolling interests	546	589
Total equity	26,268	25,373
Total liabilities and equity	545,829	571,975
Bank
Assets
Cash and Cash Equivalents, at Carrying Value	90,521	78,000	68,081	61,376
Interest-bearing deposits with banks	4,953	4,104
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	123,436	163,208
Securities received as collateral	28,511	26,854
Trading assets	191,096	241,313
Investment securities	2,698	2,379
Net loans	254,915	255,928
Premises and equipment	4,439	4,441
Goodwill	3,929	7,766
Other intangible assets	196	249
Brokerage receivables	34,540	41,629
Other assets	57,910	70,511
Total assets	803,931	904,849
Other investments	6,787	8,467
Liabilities and equity
Due to banks	21,460	26,506
Customer deposits	331,700	357,569
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	46,598	70,119
Obligation to return securities received as collateral	28,511	26,854
Trading liabilities	49,054	72,667
Short-term borrowings	8,657	25,921
Long-term debt	192,094	172,947
Brokerage payables	39,452	56,977
Other liabilities	41,715	50,648
Total liabilities	759,241	860,208
Total shareholders' equity	43,406	42,895
Noncontrolling interests	1,284	1,746
Total equity	44,690	44,641	43,632	42,883
Total liabilities and equity	803,931	904,849
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value	942	917	795	19
Interest-bearing deposits with banks	5	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	4,092	3,981
Net loans	139	350
Premises and equipment	0	0
Goodwill	0	0
Other intangible assets	0	0
Brokerage receivables	0	0
Other assets	228	221
Total assets	52,201	51,861
Other investments	46,795	46,392
Liabilities and equity
Due to banks	2,152	2,627
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Short-term borrowings	300	0
Long-term debt	5,025	4,930
Brokerage payables	0	0
Other liabilities	342	345
Total liabilities	7,819	7,902
Total shareholders' equity	44,382	43,959
Noncontrolling interests	0	0
Total equity	44,382	43,959
Total liabilities and equity	52,201	51,861
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value	865	432	SFr (184)	SFr 368
Interest-bearing deposits with banks	(4,091)	(2,860)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(387)	0
Securities received as collateral	0	0
Trading assets	(359)	(182)
Investment securities	(3,700)	(3,569)
Net loans	17,941	16,273
Premises and equipment	205	200
Goodwill	879	878
Other intangible assets	0	0
Brokerage receivables	2	0
Other assets	(121)	(174)
Total assets	(35,327)	(35,248)
Other investments	(46,561)	(46,246)
Liabilities and equity
Due to banks	(2,558)	(3,124)
Customer deposits	11,005	11,489
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(83)	(12)
Short-term borrowings	(300)	0
Long-term debt	489	21
Brokerage payables	0	0
Other liabilities	174	(23)
Total liabilities	8,727	8,351
Total shareholders' equity	(43,406)	(42,895)
Noncontrolling interests	(648)	(704)
Total equity	(44,054)	(43,599)
Total liabilities and equity	SFr (35,327)	SFr (35,248)